UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2012

MFS® SPECIAL VALUE TRUST

PORTFOLIO OF INVESTMENTS

7/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 72.5%
Aerospace - 1.4%
Bombardier, Inc., 7.5%, 2018 (n)		$105,000	$115,466
Bombardier, Inc., 7.75%, 2020 (n)		55,000	61,806
CPI International, Inc., 8%, 2018		115,000	108,100
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	100,000	89,204
Huntington Ingalls Industries, Inc., 7.125%, 2021		$130,000	139,588
Kratos Defense & Security Solutions, Inc., 10%, 2017		150,000	161,250

			$675,414
Agricultural Products - 0.4%
Virgolino de Oliveira Finance Ltd., 10.5%, 2018		$200,000	$196,000

Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 8%, 2016		$50,000	$55,563
Hanesbrands, Inc., 6.375%, 2020		60,000	64,125
Jones Group, Inc., 6.875%, 2019		65,000	63,131
Levi Strauss & Co., 6.875%, 2022		15,000	15,431

			$198,250
Asset-Backed & Securitized - 0.3%
Banc of America Commercial Mortgage, Inc., FRN, 6.248%, 2051 (z)		$328,951	$46,843
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049		220,000	50,041
Falcon Franchise Loan LLC, FRN, 5.459%, 2025 (i)(z)		123,045	19,318
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.049%, 2051		95,000	21,240
Morgan Stanley Capital I, Inc., FRN, 1.332%, 2039 (i)(z)		245,698	5,221
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(c)(z)		225,000	68
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(c)(z)		300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(c)(z)		187,000	19

			$142,780
Automotive - 3.3%
Accuride Corp., 9.5%, 2018		$180,000	$181,575
Allison Transmission, Inc., 7.125%, 2019 (n)		100,000	105,125
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021		200,000	208,250
Ford Motor Co., 7.45%, 2031		35,000	43,444
Ford Motor Credit Co. LLC, 12%, 2015		445,000	549,920
General Motors Financial Co., Inc., 6.75%, 2018		20,000	22,019
Goodyear Tire & Rubber Co., 7%, 2022		40,000	40,850
IDQ Holdings, Inc., 11.5%, 2017 (z)		35,000	36,706
Jaguar Land Rover PLC, 8.125%, 2021 (n)		300,000	318,750
Lear Corp., 8.125%, 2020		36,000	40,545

			$1,547,184
Basic Industry - 0.2%
Trimas Corp., 9.75%, 2017		$80,000	$89,200

Broadcasting - 4.3%
Allbritton Communications Co., 8%, 2018		$55,000	$58,438
AMC Networks, Inc., 7.75%, 2021		71,000	80,408
Clear Channel Communications, Inc., 9%, 2021		187,000	156,145
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)		55,000	52,663
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)		5,000	4,688
Hughes Network Systems LLC, 7.625%, 2021		70,000	77,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Intelsat Bermuda Ltd., 11.25%, 2017	$205,000	$213,200
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	125,000	130,000
Intelsat Jackson Holdings Ltd., 11.25%, 2016	52,000	54,730
LBI Media Holdings, Inc., 11%, 2013	140,000	60,200
LBI Media, Inc., 8.5%, 2017 (z)	90,000	19,575
Liberty Media Corp., 8.5%, 2029	95,000	99,275
Liberty Media Corp., 8.25%, 2030	50,000	51,750
Local TV Finance LLC, 9.25%, 2015 (p)(z)	157,527	160,678
Newport Television LLC, 13%, 2017 (n)(p)	114,372	122,950
Nexstar Broadcasting Group, Inc., 8.875%, 2017	50,000	53,000
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	55,000	61,050
Sinclair Broadcast Group, Inc., 8.375%, 2018	15,000	16,350
SIRIUS XM Radio, Inc., 13%, 2014 (n)	65,000	72,150
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	105,000	119,175
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	75,000	81,375
Townsquare Radio LLC, 9%, 2019 (z)	40,000	42,300
Univision Communications, Inc., 6.875%, 2019 (n)	25,000	26,000
Univision Communications, Inc., 7.875%, 2020 (n)	80,000	86,200
Univision Communications, Inc., 8.5%, 2021 (n)	130,000	131,300

		$2,030,950
Brokerage & Asset Managers - 0.8%
E*TRADE Financial Corp., 7.875%, 2015	$155,000	$158,294
E*TRADE Financial Corp., 12.5%, 2017	190,000	217,550

		$375,844
Building - 1.2%
Building Materials Holding Corp., 7%, 2020 (n)	$45,000	$49,050
CEMEX S.A., 9.25%, 2020	130,000	114,400
HD Supply, Inc., 8.125%, 2019 (n)	45,000	49,050
Masonite International Corp., 8.25%, 2021 (n)	105,000	109,200
Nortek, Inc., 8.5%, 2021	150,000	154,500
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	30,000	32,175
USG Corp., 7.875%, 2020 (n)	45,000	47,869

		$556,244
Business Services - 0.8%
Ceridian Corp., 12.25%, 2015 (p)	$70,000	$69,475
Ceridian Corp., 8.875%, 2019 (z)	20,000	21,050
iGATE Corp., 9%, 2016	165,000	174,900
Iron Mountain, Inc., 8.375%, 2021	20,000	22,150
SunGard Data Systems, Inc., 10.25%, 2015	31,000	31,736
SunGard Data Systems, Inc., 7.375%, 2018	45,000	47,813

		$367,124
Cable TV - 2.2%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)	$25,000	$26,094
CCH II LLC, 13.5%, 2016	205,000	227,038
CCO Holdings LLC, 7.875%, 2018	25,000	27,281
CCO Holdings LLC, 8.125%, 2020	125,000	141,250
Cequel Communications Holdings, 8.625%, 2017 (n)	60,000	64,650
DISH DBS Corp., 6.75%, 2021	60,000	65,625
Nara Cable Funding Ltd., 8.875%, 2018 (z)	200,000	176,000
UPC Holding B.V., 9.875%, 2018 (n)	100,000	110,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Cable TV - continued
Virgin Media Finance PLC, 9.5%, 2016		$42,000	$46,988
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	100,000	134,114

			$1,019,540
Chemicals - 1.8%
Celanese U.S. Holdings LLC, 6.625%, 2018		$65,000	$71,175
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		120,000	121,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		25,000	21,125
Huntsman International LLC, 8.625%, 2021		80,000	92,000
INEOS Group Holdings PLC, 8.5%, 2016 (n)		150,000	135,750
Momentive Performance Materials, Inc., 12.5%, 2014		193,000	201,203
Momentive Performance Materials, Inc., 11.5%, 2016		167,000	114,813
Polypore International, Inc., 7.5%, 2017		100,000	107,000

			$864,566
Computer Software - 1.0%
Lawson Software, Inc., 11.5%, 2018 (n)		$220,000	$249,150
Lawson Software, Inc., 9.375%, 2019 (n)		20,000	21,400
Syniverse Holdings, Inc., 9.125%, 2019		125,000	136,563
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)		45,000	48,600
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		15,000	17,681

			$473,394
Computer Software - Systems - 0.8%
Audatex North America, Inc., 6.75%, 2018 (n)		$40,000	$42,700
CDW LLC/CDW Finance Corp., 12.535%, 2017		55,000	58,988
CDW LLC/CDW Finance Corp., 8.5%, 2019		150,000	159,000
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		95,000	104,738

			$365,426
Conglomerates - 0.9%
Amsted Industries, Inc., 8.125%, 2018 (n)		$185,000	$196,100
Dynacast International LLC, 9.25%, 2019		75,000	77,438
Griffon Corp., 7.125%, 2018		150,000	156,750

			$430,288
Consumer Products - 0.6%
ACCO Brands Corp., 6.75%, 2020		$15,000	$16,125
Easton-Bell Sports, Inc., 9.75%, 2016		85,000	92,863
Elizabeth Arden, Inc., 7.375%, 2021		90,000	99,000
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)		5,000	5,275
Libbey Glass, Inc., 6.875%, 2020 (n)		30,000	31,650
Prestige Brands, Inc., 8.125%, 2020 (n)		10,000	11,063

			$255,976
Consumer Services - 0.3%
Service Corp. International, 7%, 2019		$145,000	$157,688

Containers - 1.2%
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)		$200,000	$208,250
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020 (z)		35,000	36,488
Reynolds Group, 7.125%, 2019		175,000	185,938
Reynolds Group, 8.5%, 2021		115,000	112,988
Sealed Air Corp., 8.125%, 2019 (n)		15,000	16,838
Sealed Air Corp., 8.375%, 2021 (n)		15,000	17,100

			$577,602

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Defense Electronics - 0.3%
Ducommun, Inc., 9.75%, 2018	$98,000	$101,430
ManTech International Corp., 7.25%, 2018	20,000	21,150

		$122,580
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$110,000	$85,800
Avaya, Inc., 7%, 2019 (n)	25,000	22,531

		$108,331
Electronics - 0.9%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$210,000	$224,700
Nokia Corp., 5.375%, 2019	80,000	62,084
Sensata Technologies B.V., 6.5%, 2019 (n)	105,000	109,463

		$396,247
Emerging Market Quasi-Sovereign - 0.7%
Banco de la Provincia de Buenos Aires, 11.75%, 2015 (n)	$124,000	$91,760
OAO Gazprom, 9.625%, 2013	60,000	62,880
Petroleos de Venezuela S.A., 5.25%, 2017	250,000	181,575

		$336,215
Emerging Market Sovereign - 0.6%
Republic of Argentina, 7%, 2015	$230,000	$189,443
Republic of Venezuela, 7%, 2038	160,000	106,720

		$296,163
Energy - Independent - 4.3%
ATP Oil & Gas Corp., 11.875%, 2015	$110,000	$42,350
BreitBurn Energy Partners LP, 8.625%, 2020	50,000	53,375
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	55,000	55,550
Carrizo Oil & Gas, Inc., 8.625%, 2018	45,000	48,713
Chaparral Energy, Inc., 7.625%, 2022 (n)	65,000	68,088
Chesapeake Energy Corp., 6.875%, 2020	60,000	59,400
Concho Resources, Inc., 8.625%, 2017	25,000	27,625
Denbury Resources, Inc., 8.25%, 2020	135,000	151,875
Energy XXI Gulf Coast, Inc., 9.25%, 2017	165,000	182,738
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 9.375%, 2020 (n)	245,000	263,681
EXCO Resources, Inc., 7.5%, 2018	150,000	135,750
Harvest Operations Corp., 6.875%, 2017 (n)	30,000	32,175
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	40,000	44,100
Laredo Petroleum, Inc., 9.5%, 2019	65,000	73,450
LINN Energy LLC, 8.625%, 2020	20,000	21,700
LINN Energy LLC, 7.75%, 2021	20,000	21,100
Newfield Exploration Co., 6.875%, 2020	55,000	60,225
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	220,000	193,875
Pioneer Natural Resources Co., 7.5%, 2020	27,000	33,547
Plains Exploration & Production Co., 8.625%, 2019	90,000	101,250
QEP Resources, Inc., 6.875%, 2021	80,000	90,400
SandRidge Energy, Inc., 8%, 2018 (n)	235,000	244,400
Whiting Petroleum Corp., 6.5%, 2018	20,000	21,450

		$2,026,817
Energy - Integrated - 0.2%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$100,000	$112,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Engineering - Construction - 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)		$85,000	$85,000

Entertainment - 0.9%
AMC Entertainment, Inc., 8.75%, 2019		$180,000	$195,300
AMC Entertainment, Inc., 9.75%, 2020		105,000	113,925
Cinemark USA, Inc., 8.625%, 2019		75,000	83,625
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)		40,000	44,500

			$437,350
Financial Institutions - 3.4%
Ally Financial, Inc., 5.5%, 2017		$120,000	$125,012
CIT Group, Inc., 7%, 2017 (n)		82,541	82,954
CIT Group, Inc., 5.25%, 2018		40,000	42,350
CIT Group, Inc., 6.625%, 2018 (n)		119,000	130,305
CIT Group, Inc., 5.5%, 2019 (n)		118,000	124,490
Credit Acceptance Corp., 9.125%, 2017		105,000	116,025
GMAC, Inc., 8%, 2031		20,000	23,950
Icahn Enterprise LP, 8%, 2018 (z)		16,000	17,000
Icahn Enterprises LP, 8%, 2018		96,000	102,000
International Lease Finance Corp., 7.125%, 2018 (n)		137,000	154,981
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015		320,000	345,600
PHH Corp., 9.25%, 2016		115,000	124,200
SLM Corp., 8.45%, 2018		25,000	28,500
SLM Corp., 8%, 2020		130,000	145,925
SLM Corp., 7.25%, 2022		15,000	16,064

			$1,579,356
Food & Beverages - 1.3%
ARAMARK Corp., 8.5%, 2015		$105,000	$107,495
B&G Foods, Inc., 7.625%, 2018		130,000	140,400
Constellation Brands, Inc., 7.25%, 2016		55,000	62,838
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		25,000	24,905
Pinnacle Foods Finance LLC, 9.25%, 2015		130,000	132,925
Pinnacle Foods Finance LLC, 8.25%, 2017		30,000	32,063
TreeHouse Foods, Inc., 7.75%, 2018		80,000	86,400

			$587,026
Forest & Paper Products - 1.1%
Boise, Inc., 8%, 2020		$105,000	$118,388
Cascades, Inc., 7.75%, 2017		70,000	72,450
Georgia-Pacific Corp., 8%, 2024		28,000	38,457
Graphic Packaging Holding Co., 7.875%, 2018		65,000	72,150
Millar Western Forest Products Ltd., 8.5%, 2021		25,000	19,250
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	50,000	66,749
Tembec Industries, Inc., 11.25%, 2018		$50,000	51,875
Tembec Industries, Inc., 11.25%, 2018 (n)		5,000	5,188
Xerium Technologies, Inc., 8.875%, 2018		100,000	82,500

			$527,007
Gaming & Lodging - 3.2%
Boyd Gaming Corp., 7.125%, 2016		$87,000	$83,955
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		25,000	25,094
Choice Hotels International, Inc., 5.75%, 2022		15,000	15,975
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		290,000	181
GWR Operating Partnership LLP, 10.875%, 2017		85,000	96,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Harrah’s Operating Co., Inc., 11.25%, 2017	$210,000	$227,325
Harrah’s Operating Co., Inc., 10%, 2018	66,000	41,910
Host Hotels & Resorts, Inc., 5.25%, 2022 (n)	55,000	58,231
Isle of Capri Casinos, Inc., 8.875%, 2020 (z)	40,000	40,050
MGM Mirage, 6.625%, 2015	40,000	41,350
MGM Mirage, 7.5%, 2016	20,000	20,675
MGM Resorts International, 11.375%, 2018	235,000	271,425
MGM Resorts International, 9%, 2020	45,000	50,119
Penn National Gaming, Inc., 8.75%, 2019	160,000	177,000
Pinnacle Entertainment, Inc., 8.75%, 2020	50,000	54,375
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.5%, 2019 (n)	15,000	15,656
Seven Seas Cruises S. DE R.L., 9.125%, 2019	130,000	135,525
Wyndham Worldwide Corp., 7.375%, 2020	50,000	60,141
Wynn Las Vegas LLC, 7.75%, 2020	95,000	105,450

		$1,520,487
Industrial - 1.0%
Altra Holdings, Inc., 8.125%, 2016	$63,000	$67,253
Hillman Group, Inc., 10.875%, 2018	85,000	90,313
Hyva Global B.V., 8.625%, 2016 (n)	200,000	170,500
Mueller Water Products, Inc., 8.75%, 2020	74,000	82,695
SPL Logistics Escrow, LLC, 8.875%, 2020 (z)	45,000	45,900

		$456,661
Insurance - 1.0%
American International Group, Inc., 8.25%, 2018	$100,000	$123,202
American International Group, Inc., 8.175% to 2038, FRN to 2068	305,000	347,700

		$470,902
Insurance - Property & Casualty - 1.1%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$235,000	$325,475
XL Group PLC, 6.5% to 2017, FRN to 2049	205,000	177,838

		$503,313
International Market Quasi-Sovereign - 0.2%
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	$100,000	$98,854

Machinery & Tools - 1.0%
Case Corp., 7.25%, 2016	$50,000	$55,500
Case New Holland, Inc., 7.875%, 2017	95,000	111,388
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)	65,000	67,600
RSC Equipment Rental, Inc., 8.25%, 2021	140,000	151,900
UR Financing Escrow Corp., 5.75%, 2018 (n)	45,000	47,025
UR Financing Escrow Corp., 7.625%, 2022 (n)	48,000	51,060

		$484,473
Major Banks - 0.8%
Bank of America Corp., 5.65%, 2018	$50,000	$55,200
RBS Capital Trust II, 6.425% to 2034, FRN to 2049 (a)(d)	95,000	71,725
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	100,000	81,500
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	210,000	182,700

		$391,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - 5.4%
Biomet, Inc., 10.375%, 2017 (p)	$50,000	$53,500
Biomet, Inc., 11.625%, 2017	135,000	145,294
Biomet, Inc., 6.5%, 2020 (z)	20,000	20,600
Davita, Inc., 6.625%, 2020	265,000	280,900
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	120,000	138,450
HCA, Inc., 9%, 2014	320,000	355,200
HCA, Inc., 8.5%, 2019	200,000	225,375
HCA, Inc., 7.5%, 2022	90,000	101,025
HealthSouth Corp., 8.125%, 2020	175,000	193,594
Hologic, Inc., 6.25%, 2020 (z)	15,000	15,863
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	70,000	68,600
Physio-Control International, Inc., 9.875%, 2019 (z)	65,000	70,038
Select Medical Corp., 7.625%, 2015	75,000	75,750
Surgical Care Affiliates, Inc., 10%, 2017 (n)	185,000	188,238
Teleflex, Inc., 6.875%, 2019	50,000	53,125
Tenet Healthcare Corp., 9.25%, 2015	65,000	72,638
Truven Health Analytics, Inc., 10.625%, 2020 (z)	45,000	47,813
Universal Health Services, Inc., 7%, 2018	30,000	32,400
Universal Hospital Services, Inc., 8.5%, 2015 (p)	105,000	107,678
Universal Hospital Services, Inc., 7.625%, 2020 (z)	80,000	81,600
Universal Hospital Services, Inc., FRN, 4.111%, 2015	35,000	34,081
Vanguard Health Systems, Inc., 0%, 2016	2,000	1,360
Vanguard Health Systems, Inc., 8%, 2018	65,000	67,925
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)	100,000	98,000

		$2,529,047
Metals & Mining - 1.1%
Arch Coal, Inc., 7.25%, 2020	$90,000	$78,075
Cloud Peak Energy, Inc., 8.25%, 2017	140,000	147,000
Cloud Peak Energy, Inc., 8.5%, 2019	85,000	89,888
Consol Energy, Inc., 8%, 2017	75,000	79,313
Consol Energy, Inc., 8.25%, 2020	50,000	53,125
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	85,000	89,463

		$536,864
Natural Gas - Distribution - 0.3%
AmeriGas Finance LLC, 6.75%, 2020	$80,000	$84,600
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	60,000	57,000

		$141,600
Natural Gas - Pipeline - 1.7%
Atlas Pipeline Partners LP, 8.75%, 2018	$160,000	$171,600
Crosstex Energy, Inc., 8.875%, 2018	110,000	116,600
El Paso Corp., 7%, 2017	105,000	120,312
El Paso Corp., 7.75%, 2032	105,000	122,976
Energy Transfer Equity LP, 7.5%, 2020	135,000	154,238
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	40,000	43,600
Rockies Express Pipeline LLC, 5.625%, 2020 (n)	51,000	48,450

		$777,776
Network & Telecom - 1.5%
Cincinnati Bell, Inc., 8.25%, 2017	$30,000	$31,725
Citizens Communications Co., 9%, 2031	65,000	64,025
Eileme 2 AB, 11.625%, 2020 (n)	200,000	210,000
Frontier Communications Corp., 8.125%, 2018	70,000	76,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Network & Telecom - continued
Qwest Communications International, Inc., 7.125%, 2018 (n)		$105,000	$111,694
Telefonica S.A., 5.877%, 2019		25,000	23,509
Windstream Corp., 8.125%, 2018		20,000	21,350
Windstream Corp., 7.75%, 2020		105,000	111,825
Windstream Corp., 7.75%, 2021		40,000	42,800

			$693,228
Oil Services - 1.4%
Afren PLC, 11.5%, 2016 (n)		$200,000	$217,530
Chesapeake Energy Corp., 6.625%, 2019 (n)		35,000	31,850
Dresser-Rand Group, Inc., 6.5%, 2021		45,000	47,250
Edgen Murray Corp., 12.25%, 2015		150,000	151,500
Pioneer Energy Services Corp., 9.875%, 2018		115,000	123,625
Unit Corp., 6.625%, 2021 (z)		100,000	99,250

			$671,005
Other Banks & Diversified Financials - 1.6%
Capital One Financial Corp., 10.25%, 2039		$130,000	$134,550
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		100,000	103,234
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		200,000	187,587
Santander UK PLC, 8.963% to 2030, FRN to 2049		299,000	304,980

			$730,351
Pharmaceuticals - 0.6%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	100,000	$136,574
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		$35,000	37,100
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		100,000	103,250

			$276,924
Pollution Control - 0.1%
Heckmann Corp., 9.875%, 2018 (z)		$60,000	$57,300

Printing & Publishing - 0.4%
American Media, Inc., 13.5%, 2018 (z)		$23,764	$22,516
Morris Publishing Group LLC, 10%, 2014		47,484	48,078
Nielsen Finance LLC, 11.5%, 2016		62,000	69,750
Nielsen Finance LLC, 7.75%, 2018		45,000	50,625

			$190,969
Real Estate - 0.5%
CB Richard Ellis Group, Inc., 11.625%, 2017		$120,000	$135,450
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		50,000	46,000
Kennedy Wilson, Inc., 8.75%, 2019		45,000	47,250

			$228,700
Retailers - 1.8%
Academy Ltd., 9.25%, 2019 (n)		$55,000	$60,500
Burlington Coat Factory Warehouse Corp., 10%, 2019		100,000	106,125
J. Crew Group, Inc., 8.125%, 2019		85,000	87,444
Limited Brands, Inc., 6.9%, 2017		75,000	84,656
Limited Brands, Inc., 6.95%, 2033		40,000	39,150
Pantry, Inc., 8.375%, 2020 (z)		40,000	40,650
QVC, Inc., 7.375%, 2020 (n)		50,000	55,934
Rite Aid Corp., 9.25%, 2020		45,000	45,450
Sally Beauty Holdings, Inc., 6.875%, 2019		45,000	50,231

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Toys “R” Us Property Co. II LLC, 8.5%, 2017	$60,000	$64,800
Toys “R” Us, Inc., 10.75%, 2017	140,000	154,700
Yankee Acquisition Corp., 8.5%, 2015	2,000	2,033
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	50,000	50,938

		$842,611
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$40,000	$43,600

Specialty Stores - 0.4%
Gymboree Corp., 9.125%, 2018	$15,000	$14,006
Michaels Stores, Inc., 11.375%, 2016	125,000	132,345
Michaels Stores, Inc., 7.75%, 2018	50,000	53,563

		$199,914
Supermarkets - 0.1%
SUPERVALU, Inc., 7.5%, 2014	$50,000	$47,625

Telecommunications - Wireless - 3.2%
Clearwire Corp., 12%, 2015 (n)	$110,000	$103,950
Cricket Communications, Inc., 7.75%, 2016	95,000	100,700
Cricket Communications, Inc., 7.75%, 2020	125,000	119,375
Crown Castle International Corp., 9%, 2015	80,000	87,250
Crown Castle International Corp., 7.125%, 2019	50,000	54,875
Digicel Group Ltd., 10.5%, 2018 (n)	265,000	282,888
MetroPCS Wireless, Inc., 7.875%, 2018	50,000	53,000
Sprint Capital Corp., 6.875%, 2028	80,000	71,600
Sprint Nextel Corp., 6%, 2016	145,000	146,813
Sprint Nextel Corp., 8.375%, 2017	140,000	152,950
Sprint Nextel Corp., 9%, 2018 (n)	25,000	29,188
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	350,000	290,500

		$1,493,089
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$45,000	$48,713
Level 3 Financing, Inc., 9.375%, 2019	90,000	98,550
Level 3 Financing, Inc., 8.625%, 2020	45,000	48,263

		$195,526
Transportation - 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$112,000	$102,480

Transportation - Services - 2.8%
ACL I Corp., 10.625%, 2016 (p)	$145,207	$136,773
Aguila American Resources Ltd., 7.875%, 2018 (n)	150,000	159,000
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2015	46,464	44,141
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	20,000	21,475
Avis Budget Car Rental LLC, 8.25%, 2019	45,000	48,319
Avis Budget Car Rental LLC, 9.75%, 2020	40,000	44,750
CEVA Group PLC, 8.375%, 2017 (n)	160,000	156,400
Commercial Barge Line Co., 12.5%, 2017	205,000	231,138
Navios Maritime Acquisition Corp., 8.625%, 2017	165,000	154,688
Navios Maritime Holdings, Inc., 8.875%, 2017 (z)	35,000	35,000
Navios Maritime Holdings, Inc., 8.875%, 2017	70,000	70,700
Swift Services Holdings, Inc., 10%, 2018	180,000	195,750

		$1,298,134

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 4.6%
AES Corp., 8%, 2017	$175,000	$203,438
Atlantic Power Corp., 9%, 2018	60,000	62,550
Calpine Corp., 8%, 2016 (n)	125,000	135,469
Calpine Corp., 7.875%, 2020 (n)	120,000	135,300
Covanta Holding Corp., 7.25%, 2020	75,000	82,316
Covanta Holding Corp., 6.375%, 2022	25,000	26,832
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	80,000	91,000
Edison Mission Energy, 7%, 2017	90,000	49,050
EDP Finance B.V., 6%, 2018 (n)	300,000	271,745
Energy Future Holdings Corp., 10%, 2020	180,000	194,625
Energy Future Holdings Corp., 10%, 2020	250,000	275,313
Energy Future Holdings Corp., 11.75%, 2022 (n)	85,000	87,975
GenOn Energy, Inc., 9.875%, 2020	165,000	180,675
NGC Corp. Capital Trust, 8.316%, 2027 (a)	275,000	41,250
NRG Energy, Inc., 8.25%, 2020	195,000	210,113
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	125,000	92,500

		$2,140,151
Total Bonds		$34,060,771

Common Stocks - 23.2%
Aerospace - 1.7%
Lockheed Martin Corp.	4,540	$405,286
United Technologies Corp.	5,200	387,088

		$792,374
Alcoholic Beverages - 0.7%
Diageo PLC, ADR	2,940	$314,286

Automotive - 0.4%
Accuride Corp. (a)	2,414	$12,529
Delphi Automotive PLC (a)	6,410	181,980

		$194,509
Broadcasting - 0.9%
New Young Broadcasting Holding Co., Inc. (a)	18	$52,200
Viacom, Inc., “B”	7,430	347,055

		$399,255
Brokerage & Asset Managers - 0.6%
BlackRock, Inc.	1,723	$293,358

Business Services - 0.7%
Accenture PLC, “A”	5,710	$344,313

Chemicals - 1.4%
3M Co.	4,080	$372,218
PPG Industries, Inc.	2,460	269,272

		$641,490
Computer Software - 0.7%
Oracle Corp.	11,590	$350,018

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 0.9%
International Business Machines Corp.	2,250	$440,955

Electrical Equipment - 1.6%
Danaher Corp.	7,130	$376,535
Tyco International Ltd.	7,160	393,370

		$769,905
Energy - Independent - 0.9%
Occidental Petroleum Corp.	4,750	$413,393

Energy - Integrated - 0.7%
Exxon Mobil Corp.	3,890	$337,847

Food & Beverages - 0.8%
General Mills, Inc.	9,810	$379,647

General Merchandise - 0.9%
Target Corp.	6,760	$409,994

Insurance - 1.3%
MetLife, Inc.	8,130	$250,160
Travelers Cos., Inc.	5,900	369,635

		$619,795
Machinery & Tools - 0.4%
Eaton Corp.	4,730	$207,363

Major Banks - 2.3%
Bank of New York Mellon Corp.	12,760	$271,533
Goldman Sachs Group, Inc.	2,600	262,340
JPMorgan Chase & Co.	14,710	529,560

		$1,063,433
Medical Equipment - 0.6%
St. Jude Medical, Inc.	6,970	$260,399

Other Banks & Diversified Financials - 0.5%
Western Union Co.	14,330	$249,772

Pharmaceuticals - 2.4%
Abbott Laboratories	5,400	$358,074
Johnson & Johnson	4,590	317,720
Pfizer, Inc.	18,160	436,566

		$1,112,360
Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	6,090	$33,800

Telecommunications - Wireless - 0.7%
Vodafone Group PLC, ADR	11,260	$323,725

Telephone Services - 0.8%
AT&T, Inc.	9,800	$371,616

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 1.2%
Philip Morris International, Inc.	6,220	$568,757
Total Common Stocks		$10,892,364

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (z)			60	$53,918
GMAC Capital Trust I, 8.125%			3,325	81,064
Total Preferred Stocks				$134,982

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (a)(d)			$105,000	$103,950

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75%			1,690	$56,564

Floating Rate Loans (g)(r) - 0.1%
Utilities - Electric Power - 0.1%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2017			$13,304	$13,608
Dynegy Power LLC, Term Loan, 9.25%, 2017			19,956	20,655
Total Floating Rate Loans				$34,263
	Strike Price	First Exercise
Warrants - 0.1%
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	12/24/24	15	$43,500

Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)			1,208,149	$1,208,149
Total Investments				$46,534,543

Other Assets, Less Liabilities - 0.9%				440,569
Net Assets - 100.0%				$46,975,112

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,739,429, representing 20.7% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7%	4/13/11-4/14/11	$56,250	$53,918
American Media, Inc., 13.5%, 2018	12/22/10	24,090	22,516
Banc of America Commercial Mortgage, Inc., FRN, 6.248%, 2051	6/19/08	240,903	46,843
Biomet, Inc., 6.5%, 2020	7/25/12	20,000	20,600
Ceridian Corp., 8.875%, 2019	6/28/12	20,000	21,050
Consolidated Container Co. LLC/Consolidated Container Finance, Inc., 10.125%, 2020	6/28/12-7/17/12	35,498	36,488
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	5,000	5,275
Falcon Franchise Loan LLC, FRN, 5.459%, 2025	1/29/03	9,148	19,318
Heckler & Koch GmbH, 9.5%, 2018	5/06/11	141,969	89,204
Heckmann Corp., 9.875%, 2018	4/04/12	59,678	57,300
Icahn Enterprise LP, 8%, 2018	7/09/12	16,873	17,000
Hologic, Inc., 6.25%, 2020	7/19/12	15,000	15,863
IDQ Holdings, Inc., 11.5%, 2017	3/20/12	34,337	36,706
Isle of Capri Casinos, Inc., 8.875%, 2020	7/26/12-8/06/12	40,200	40,050
LBI Media, Inc., 8.5%, 2017	7/18/07	89,102	19,575
Local TV Finance LLC, 9.25%, 2015	11/14/07-2/16/11	155,085	160,678
Morgan Stanley Capital I, Inc., FRN, 1.332%, 2039	7/20/04	6,494	5,221
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	194,197	176,000
Navios Maritime Holdings, Inc., 8.875%, 2017	6/27/12	35,000	35,000
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12-6/15/12	64,584	67,600
Pantry, Inc., 8.375%, 2020	7/25/12	40,000	40,650
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	66,068	70,038
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	127,734	68
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	187,576	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	114,513	19
SPL Logistics Escrow, LLC, 8.875%, 2020	7/24/12	45,000	45,900
Townsquare Radio LLC, 9%, 2019	3/30/12	39,614	42,300
Truven Health Analytics, Inc., 10.625%, 2020	5/24/12-6/15/12	45,802	47,813
Unit Corp., 6.625%, 2021	7/12/12	98,752	99,250
Universal Hospital Services, Inc., 7.625%, 2020	7/24/12	80,000	81,600
Total Restricted Securities			$1,373,873
% of Net assets			2.9%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/12

Forward Foreign Currency Exchange Contracts at 7/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Goldman Sachs	174,240	10/12/12	$213,152	$214,574	$(1,422)
SELL	EUR	UBS AG	174,240	10/12/12	213,252	214,574	(1,322)

							$(2,744)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$10,305,982	$149,617	$33,800	$10,489,399
United Kingdom	638,011			638,011
Non-U.S. Sovereign Debt	—	731,232	—	731,232
Corporate Bonds	—	27,214,232	—	27,214,232
Commercial Mortgage-Backed Securities	—	142,663	—	142,663
Asset-Backed Securities (including CDOs)	—	117	—	117
Foreign Bonds	—	6,076,477	—	6,076,477
Floating Rate Loans	—	34,263	—	34,263
Mutual Funds	1,208,149	—	—	1,208,149
Total Investments	$12,152,142	$34,348,601	$33,800	$46,534,543

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(2,744)	—	(2,744)

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/11	$79,962
Change in unrealized appreciation (depreciation)	(46,162)
Realized gain (loss)	0
Disposition of worthless securities	0
Balance as of 7/31/12	$33,800

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2012 is $(46,162).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$46,743,683
Gross unrealized appreciation	$3,130,824
Gross unrealized depreciation	(3,339,964)
Net unrealized appreciation (depreciation)	$(209,140)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	547,157	9,266,590	(8,605,598)	1,208,149

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,052	$1,208,149

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: September 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: September 18, 2012

*	Print name and title of each signing officer under his or her signature.